CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement by Genscript	Follow-On Public Offering	Share capital	Share capital Initial Public Offering	Share capital Follow-On Public Offering	Share premium	Share premium Initial Public Offering	Share premium Private Placement by Genscript	Share premium Follow-On Public Offering	Share-based compensation reserves	Foreign currency translation reserve	Retained earnings/(accumulated losses)
Beginning balance at Dec. 31, 2019	$ 151,323				$ 20			$ 3,908				$ 1,976	$ (4,429)	$ 149,848
Statement of Changes in Equity [Roll Forward]
Loss for the year	(266,373)													(266,373)
Other comprehensive loss:
Exchange differences on translation of foreign operations	4,078												4,078
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(262,295)												4,078	(266,373)
Conversion of convertible redeemable preferred shares to ordinary shares	240,434				2			240,432
Issuance of ordinary shares		$ 450,085	$ 12,000			$ 4			$ 450,081	$ 12,000
Exercise of share options	1,464				1			1,885				(422)
Equity-settled share-based compensation expense	4,760											4,760
Ending balance at Dec. 31, 2020	597,771				27			708,306				6,314	(351)	(116,525)
Other comprehensive loss:
Reserves	597,700
Loss for the year	(403,582)													(403,582)
Exchange differences on translation of foreign operations	5,215												5,215
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(398,367)												5,215	(403,582)
Issuance of ordinary shares				$ 323,440			$ 2				$ 323,438
Issuance of ordinary shares relating to private placement for an institutional investor	218,300				2			218,298
Exercise of share options	4,642							6,089				(1,447)
Reclassification of vested restricted share units	0							5,323				(5,323)
Equity-settled share-based compensation expense	20,158											20,158
Ending balance at Dec. 31, 2021	765,944				31			1,261,454				19,702	4,864	(520,107)
Other comprehensive loss:
Reserves	765,913
Loss for the year	(446,349)													(446,349)
Exchange differences on translation of foreign operations	9,807												9,807
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(436,542)												9,807	(446,349)
Issuance of ordinary shares				$ 377,643			$ 2				$ 377,641
Exercise of share options	2,929							4,070				(1,141)
Reclassification of vested restricted share units	0							13,850				(13,850)
Equity-settled share-based compensation expense	34,338											34,338
Ending balance at Dec. 31, 2022	744,312				$ 33			$ 1,657,015				$ 39,049	$ 14,671	$ (966,456)
Other comprehensive loss:
Reserves	$ 744,279